Share-Based Compensation Plans (Details 1)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Number of options
Granted	3,692,372
Time Vesting Option Plans [Member]
Number of options
Outstanding at beginning	7,102,864	3,464,197
Granted	522,372	3,692,372
Forfeited	(62,499)	(2,650)
Exercised	(18,120)	(51,055)
Expired
Outstanding at ending	7,544,617	7,102,864
Weighted average exercise price
Outstanding at beginning | $ / shares	$ 25.56	$ 24.85
Outstanding at ending | $ / shares	$ 25.63	$ 25.56
Performance Vesting Option Plans [Member]
Number of options
Outstanding at beginning	432,102	476,410
Granted
Forfeited
Exercised	(22,149)	(44,308)
Expired
Outstanding at ending	409,953	432,102
Weighted average exercise price
Outstanding at beginning | $ / shares	$ 11.07	$ 11.07
Outstanding at ending | $ / shares	$ 11.07	$ 11.07